LOANS, NET - Additional Information (Details) - PEN (S/) S/ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Loans, Net [Line Items]
Allowance For Direct Loans	S/ 9,898.8	S/ 5,124.0
Allowance For Indirect Loans	536.9	S/ 383.8
BCP and Mibanco
Disclosure of Loans, Net [Line Items]
Rescheduled portfolio amounts	S/ 24,813.2
BCP and Mibanco | Minimum
Disclosure of Loans, Net [Line Items]
Rescheduled loans term without incurring overdue fees and interest on capital	30 days
BCP and Mibanco | Maximum
Disclosure of Loans, Net [Line Items]
Rescheduled loans term without incurring overdue fees and interest on capital	90 days
Mibanco
Disclosure of Loans, Net [Line Items]
Debt reprogramming rates	15.28%
BCP stand-alone
Disclosure of Loans, Net [Line Items]
Debt reprogramming rates	20.76%
SME-Pyme and individuals
Disclosure of Loans, Net [Line Items]
Debt reprogramming rates	33.54%
Reactiva Peru program
Disclosure of Loans, Net [Line Items]
Loans granted	S/ 24,286.5
Loans reporting operations with guarantee of the National Government	21,672.8
FAE-MYPE 1 | Mibanco
Disclosure of Loans, Net [Line Items]
Loans granted	79.9
FAE-MYPE 2 | Mibanco
Disclosure of Loans, Net [Line Items]
Loans granted	S/ 273.6